UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2004

         Check here if Amendment [ ]: Amendment Number: ______________

                       This Amendment (Check only one):

                       |_| is a restatement
                       |_| adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:         Cliffwood Partners LLC
Address:      11726 San Vicente Blvd. #600
              Los Angeles, CA  90049


Form 13F File Number: 028-06233

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Carl B. Tash
Title:        Chief Executive Officer
Phone:        (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

/s/ Carl B. Tash           11726 San Vicente Blvd. #600      February 11, 2005
----------------------
                           Los Angeles, CA  90049



Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      34

Form 13F Information Table Value Total:      $ 352,079.27 (thousands)

List of Other Included Managers:             None

                                                      FORM 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------------------
        Column 1            Column 2       Column 3   Column 4          Column 5        Column 6      Column 7        Column 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       Value     Shrs or    SH/  Put/   Investment     Other      Voting authority
     Name of Issuer       Class Title       CUSIP     (x$1000)   prn amt.   PRN  Call   discretion    managers   Sole  Shared  None
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----
Acadia Rlty Tr             Com Sh Ben Int  004239109  $23,980.56  1,471,200  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
American Ld Lease Inc           Com        027118108   $4,886.67    216,800  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
AvalonBay Cmntys Inc            Com        053484101   $7,056.89     93,717  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Biomed Realty Trust Inc         Com        09063H107  $11,751.31    529,100  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
BNP Residential Pptys Inc       Com        05564T103   $5,530.35    343,500  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Boston Properties Inc           Com        101121101   $7,184.84    111,100  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Capital Automotive REIT    Com Sh Ben Int  139733109   $3,552.50    100,000  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Carramerica Rlty Corp           Com        144418100   $3,679.50    111,500  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Catellus Dev Corp New           Com        149113102  $11,871.02    387,942  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Eagle Hospitality Ppty Tr In    Com        26959T102   $7,241.93    703,100  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Equity Lifestyle Pptys Inc      Com        29472R108  $24,302.85    679,800  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Fairmont Hotels Resorts Inc     Com        305204109   $6,141.67    177,300  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Falcon Finl Invt Tr             Com        306032103     $581.00     83,000  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Federal Realty Invt Tr     Sh Ben Int New  313747206  $11,094.42    214,800  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
First Potomac Rlty Tr           Com        33610F109   $7,603.80    333,500  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
GMH Cmntys Tr                   Com        36188G102   $4,716.45    334,500  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Government Pptys Tr Inc         Com        38374W107   $7,595.16    770,300  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Home Properties Inc             Com        437306103  $23,985.40    557,800  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp New          Com        44107P104  $12,561.53    726,100  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
HRPT Pptys Tr              Com Sh Ben Int  40426W101   $7,668.49    597,700  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Intrawest Corporation         Com New      460915200  $12,216.89    531,400  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Kite Rlty Group Tr              Com        49803T102   $8,570.55    560,900  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Macerich Co                     Com        554382101  $18,852.56    300,200  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
MI Devs Inc                 CL A Sub Vtg   55304X104  $14,176.88    469,900  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Origen Finl Inc                 Com        68619E208   $2,644.18    353,500  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs Inc       Com        82567D104  $11,284.16    256,400  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Simon Ppty Group Inc New        Com        828806109  $27,592.55    426,667  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Strategic Hotel Cap Inc         Com        86272T106   $3,547.50    215,000  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Stratus Pptys Inc             Com New      863167201      $20.84      1,300  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Sunterra Corp                 Com New      86787D208   $9,597.74    683,600  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Taubman Ctrs Inc                Com        876664103  $29,333.03    979,400  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Tejon Ranch Co Del              Com        879080109   $1,562.64     38,300  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
U Store It Tr                   Com        91274F104   $3,508.17    202,200  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------
Vornado Rlty Tr             Sh Ben Int     929042109  $16,185.24    212,600  SH             Yes        None      Sole
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                     $352,079.27
----------------------------------------------------------------------------------------------------------------------------------


